Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of licensing revenue

	Consolidated
	2021 A$’000	2020 A$’000	2019 A$’000

Licensing revenue	15,183	—	—

Summary of disaggregation of revenue from contracts with customers
The disaggregation of revenue from contracts with customers is as follows:

	Consolidated
	2021 A$’000	2020 A$’000	2019 A$’000

Geographical regions
China	10,006	—	—
Sweden	5,177	—	—

	15,183	—	—

Timing of revenue recognition
Licensing revenue at a point in time	15,183	—	—